Investment Objectives and Goals - WisdomTree Global Alpha Fund	Oct. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Global Alpha Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Global Alpha Fund (the “Fund”) seeks total return.